Schedule of Investments China Equity ETF^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 97.9%
Automobile Components 2.3%
6,100	Fuyao Glass Industry Group Co. Ltd. Class A	$47,114
22,800	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	87,357
		134,471
Automobiles 2.9%
4,500	BYD Co. Ltd. Class A	170,572
Banks 11.6%
58,500	Bank of Hangzhou Co. Ltd. Class A	114,168
30,600	Bank of Nanjing Co. Ltd. Class A	44,610
102,600	China Construction Bank Corp. Class A	112,923
57,700	China Merchants Bank Co. Ltd. Class A	289,196
91,800	Shanghai Pudong Development Bank Co. Ltd. Class A	119,775
		680,672
Beverages 7.5%
1,300	Kweichow Moutai Co. Ltd. Class A	273,562
2,200	Luzhou Laojiao Co. Ltd. Class A	42,095
2,200	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	61,805
6,500	Tsingtao Brewery Co. Ltd. Class A	65,426
		442,888
Biotechnology 1.6%
3,869	BeiGene Ltd. Class A*	96,788
Capital Markets 3.3%
84,500	China Galaxy Securities Co. Ltd. Class H	76,558
16,700	CITIC Securities Co. Ltd. Class A	70,826
1,000	Hithink RoyalFlush Information Network Co. Ltd. Class A	46,296
		193,680
Chemicals 4.5%
34,700	Guangzhou Tinci Materials Technology Co. Ltd. Class A	118,163
46,140	Satellite Chemical Co. Ltd. Class A	114,229
2,900	Wanhua Chemical Group Co. Ltd. Class A	29,714
		262,106
Communications Equipment 1.3%
4,480	Zhongji Innolight Co. Ltd. Class A	78,305
Electrical Equipment 10.9%
8,100	Contemporary Amperex Technology Co. Ltd. Class A	291,848
Number of Shares		Value
Electrical Equipment – cont'd
19,400	Ningbo Sanxing Medical Electric Co. Ltd. Class A	$82,812
12,600	Sieyuan Electric Co. Ltd. Class A	135,358
11,960	Sungrow Power Supply Co. Ltd. Class A	134,075
		644,093
Electronic Equipment, Instruments & Components 8.6%
101,900	BOE Technology Group Co. Ltd. Class A	60,433
15,800	Foxconn Industrial Internet Co. Ltd. Class A	48,356
20,600	GoerTek, Inc. Class A	72,394
24,000	Luxshare Precision Industry Co. Ltd. Class A	128,035
30,200	Shenzhen Sunlord Electronics Co. Ltd. Class A	129,372
20,000	Unisplendour Corp. Ltd. Class A	69,926
		508,516
Energy Equipment & Services 1.6%
19,200	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	93,266
Entertainment 0.7%
2,500	NetEase, Inc.	43,180
Financial Services 1.9%
158,900	Jiangsu Financial Leasing Co. Ltd. Class A	111,989
Food Products 1.5%
110,500	WH Group Ltd.(a)	87,617
Health Care Equipment & Supplies 2.1%
23,200	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,459
1,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	46,705
		125,164
Hotels, Restaurants & Leisure 1.2%
1,550	Yum China Holdings, Inc.	70,714
Household Durables 2.0%
7,500	Haier Smart Home Co. Ltd. Class A	29,305
9,300	Midea Group Co. Ltd. Class A	89,954
		119,259
Independent Power and Renewable Electricity Producers 3.1%
48,900	China Yangtze Power Co. Ltd. Class A	184,256
Insurance 2.9%
36,900	China Pacific Insurance Group Co. Ltd. Class A	172,527
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 5.2%
35,640	Hangcha Group Co. Ltd. Class A	$85,235
11,900	Shenzhen Inovance Technology Co. Ltd. Class A	98,968
40,400	Weichai Power Co. Ltd. Class A	74,777
24,500	Yangzijiang Shipbuilding Holdings Ltd.	44,111
		303,091
Media 1.0%
64,700	Focus Media Information Technology Co. Ltd. Class A	61,572
Metals & Mining 4.4%
25,500	Chifeng Jilong Gold Mining Co. Ltd. Class A	59,648
51,000	China Hongqiao Group Ltd.	74,324
123,200	CMOC Group Ltd. Class A	123,701
		257,673
Oil, Gas & Consumable Fuels 1.2%
39,300	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	67,862
Personal Care Products 1.1%
5,000	Proya Cosmetics Co. Ltd. Class A	63,230
Pharmaceuticals 2.5%
17,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	120,249
5,400	Livzon Pharmaceutical Group, Inc. Class A	28,444
		148,693
Real Estate Management & Development 1.7%
5,100	KE Holdings, Inc. Class A	32,639
49,200	Poly Developments & Holdings Group Co. Ltd. Class A	69,486
		102,125
Number of Shares		Value
Semiconductors & Semiconductor Equipment 6.1%
5,156	Montage Technology Co. Ltd. Class A	$47,916
1,900	NAURA Technology Group Co. Ltd. Class A	108,929
8,100	SG Micro Corp. Class A	98,031
7,500	Will Semiconductor Co. Ltd. Shanghai Class A	102,034
		356,910
Software 1.0%
4,198	ZWSOFT Co. Ltd. Guangzhou Class A	56,290
Technology Hardware, Storage & Peripherals 1.3%
21,000	Xiaomi Corp. Class B*(a)	74,890
Transportation Infrastructure 0.9%
19,500	China Merchants Port Group Co. Ltd. Class A	54,220
Total Common Stocks (Cost $5,354,362)		5,766,619

Short-Term Investments 2.8%
Investment Companies 2.8%
166,522	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(b) (Cost $166,522)	166,522
Total Investments 100.7% (Cost $5,520,884)		5,933,141
Liabilities Less Other Assets (0.7)%		(43,835)
Net Assets 100.0%		$5,889,306

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $162,507, which represents 2.8% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2024.
See Notes to Schedule of Investments

Schedule of Investments China Equity ETF^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$5,679,002	96.4%
Hong Kong	87,617	1.5%
Short-Term Investments and Other Liabilities—Net	122,687	2.1%
	$5,889,306	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$5,766,619	$—	$—	$5,766,619
Short-Term Investments	—	166,522	—	166,522
Total Investments	$5,766,619	$166,522	$—	$5,933,141

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)
November 30, 2024

Principal Amount		Value
Asset-Backed Securities 20.2%
	Ally Auto Receivables Trust
$424,485	Series 2023-1, Class A2, 5.76%, due 11/15/2026	$425,136
479,112	Series 2024-1, Class A2, 5.32%, due 1/15/2027	479,686
341,251	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	342,017 (a)
264,498	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	266,611 (a)
346,000	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	348,418 (a)
98,557	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	98,701 (a)
	BMW Vehicle Lease Trust
35,269	Series 2023-2, Class A2, 5.95%, due 8/25/2025	35,297
1,100,000	Series 2024-2, Class A2A, 4.29%, due 1/25/2027	1,097,140
301,841	BMW Vehicle Owner Trust, Series 2023-A, Class A2A, 5.72%, due 4/27/2026	302,328
1,901,628	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	1,908,400 (a)
	Capital One Prime Auto Receivables Trust
122,542	Series 2023-1, Class A2, 5.20%, due 5/15/2026	122,573
1,262,000	Series 2024-1, Class A2A, 4.61%, due 10/15/2027	1,262,406
	CarMax Auto Owner Trust
281,833	Series 2024-1, Class A2A, 5.30%, due 3/15/2027	282,484
725,000	Series 2024-4, Class A2A, 4.67%, due 12/15/2027	725,800
863,606	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	869,475 (a)
	Citizens Auto Receivables Trust
392,440	Series 2023-1, Class A2A, 6.13%, due 7/15/2026	393,147 (a)
890,016	Series 2023-2, Class A2A, 6.09%, due 10/15/2026	892,685 (a)
2,049,948	Series 2024-2, Class A2A, 5.54%, due 11/16/2026	2,056,213 (a)
	CNH Equipment Trust
244,209	Series 2024-A, Class A2, 5.19%, due 7/15/2027	244,660
831,000	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 5.21%, due 10/15/2027	831,578 (b)
840,034	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	842,380
861,000	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, due 3/22/2030	864,158 (a)
301,033	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	302,222 (a)
729,000	Dllad LLC, Series 2024-1A, Class A2, 5.50%, due 8/20/2027	733,042 (a)
79,150	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	79,211 (a)
165,957	DLLST LLC, Series 2024-1A, Class A2, 5.33%, due 1/20/2026	166,251 (a)
655,837	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	657,155
485,083	Ford Credit Auto Lease Trust, Series 2024-A, Class A2A, 5.24%, due 7/15/2026	485,916
	Ford Credit Auto Owner Trust
65,217	Series 2023-A, Class A2A, 5.14%, due 3/15/2026	65,225
1,847,735	Series 2024-A, Class A2A, 5.32%, due 1/15/2027	1,853,142
215,300	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	215,965 (a)
152,112	GM Financial Automobile Leasing Trust, Series 2023-3, Class A2A, 5.58%, due 1/20/2026	152,327
	GM Financial Consumer Automobile Receivables Trust
45,808	Series 2023-2, Class A2A, 5.10%, due 5/18/2026	45,822
1,241,000	Series 2024-3, Class A2A, 5.35%, due 6/16/2027	1,246,772
	Honda Auto Receivables Owner Trust
883,017	Series 2023-2, Class A2, 5.41%, due 4/15/2026	884,317
708,000	Series 2024-4, Class A2, 4.56%, due 3/15/2027	707,651
431,270	Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, due 3/15/2027	432,529 (a)
	Hyundai Auto Lease Securitization Trust
410,247	Series 2023-C, Class A2A, 5.85%, due 3/16/2026	411,387 (a)
544,499	Series 2024-A, Class A2A, 5.15%, due 6/15/2026	545,570 (a)
	Hyundai Auto Receivables Trust
16,565	Series 2023-A, Class A2A, 5.19%, due 12/15/2025	16,568
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,330,491	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	$1,336,080
543,359	Series 2024-A, Class A2A, 5.29%, due 4/15/2027	544,971
471,000	Series 2024-B, Class A2A, 5.15%, due 6/15/2027	472,544
511,000	Series 2024-C, Class A2A, 4.53%, due 9/15/2027	510,863
	John Deere Owner Trust
271,619	Series 2023-C, Class A2, 5.76%, due 8/17/2026	272,351
688,123	Series 2024-A, Class A2A, 5.19%, due 2/16/2027	689,937
112,909	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, due 2/17/2026	113,024 (a)
	Nissan Auto Receivables Owner Trust
434,073	Series 2023-A, Class A2A, 5.34%, due 2/17/2026	434,286
911,000	Series 2024-B, Class A2A, 4.51%, due 6/15/2027	910,446
510,607	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A2A, 5.88%, due 11/23/2026	511,754 (a)
1,458,000	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47%, due 12/21/2026	1,456,058 (a)
418,885	SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45%, due 1/20/2026	419,630 (a)
2,923,723	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A2, 5.71%, due 10/20/2027	2,936,790 (a)
	Tesla Auto Lease Trust
83,094	Series 2024-A, Class A2A, 5.37%, due 6/22/2026	83,244 (a)
415,000	Series 2024-B, Class A2A, 4.79%, due 1/20/2027	415,143 (a)
	Toyota Auto Receivables Owner Trust
6,302	Series 2023-A, Class A2, 5.05%, due 1/15/2026	6,302
1,044,109	Series 2023-C, Class A2A, 5.60%, due 8/17/2026	1,046,551
837,000	Series 2024-D, Class A2A, 4.55%, due 8/16/2027	836,989
482,939	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, due 7/15/2026	483,607 (a)
	Verizon Master Trust
474,000	Series 2023-5, Class A1B, (30 day USD SOFR Average + 0.68%), 5.44%, due 9/8/2028	475,430 (b)
1,113,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 5.39%, due 4/22/2030	1,117,558 (b)
	Volkswagen Auto Lease Trust
353,529	Series 2023-A, Class A2A, 5.87%, due 1/20/2026	354,177
393,149	Series 2024-A, Class A2A, 5.40%, due 12/21/2026	394,854
1,606,000	Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A2A, 4.65%, due 11/22/2027	1,606,602
	World Omni Auto Receivables Trust
63,511	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	63,518
915,963	Series 2023-C, Class A2A, 5.57%, due 12/15/2026	917,764
Total Asset-Backed Securities (Cost $42,008,195)		42,102,838

Corporate Bonds 56.6%
Aerospace & Defense 1.1%
2,262,000	RTX Corp., 3.95%, due 8/16/2025	2,251,797
Auto Manufacturers 0.8%
1,700,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate Index + 0.45%), 5.14%, due 4/10/2026	1,700,446 (b)
Banks 20.6%
	Bank of America Corp.
374,000	4.00%, due 1/22/2025	373,487
1,740,000	(Secured Overnight Financing Rate + 1.33%), 6.06%, due 4/2/2026	1,745,942 (b)
3,235,000	1.20%, due 10/24/2026	3,136,176 (c)
4,360,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 5.31%, due 11/19/2027	4,360,828 (b)
4,135,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 5.35%, due 5/21/2027	4,142,248 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
JPMorgan Chase & Co.
$1,090,000	(Secured Overnight Financing Rate + 0.89%), 5.54%, due 4/22/2027	$1,096,008 (b)
4,400,000	(Secured Overnight Financing Rate + 0.77%), 5.51%, due 9/22/2027	4,414,958 (b)
4,350,000	Morgan Stanley, (Secured Overnight Financing Rate + 0.95%), 5.55%, due 2/18/2026	4,356,342 (b)
220,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.78%), 5.46%, due 7/16/2025	220,737 (b)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 5.51%, due 3/19/2027	1,839,495 (a)(b)
910,000	PNC Bank NA, 2.95%, due 2/23/2025	905,975
4,670,000	Royal Bank of Canada, (Secured Overnight Financing Rate Index + 0.44%), 5.10%, due 1/21/2025	4,671,541 (b)
State Street Corp.
700,000	(Secured Overnight Financing Rate + 0.85%), 5.47%, due 8/3/2026	704,275 (b)
2,795,000	(Secured Overnight Financing Rate + 0.64%), 5.29%, due 10/22/2027	2,803,553 (b)
UBS Group AG
2,640,000	2.19%, due 6/5/2026	2,601,996 (a)(c)
1,420,000	1.31%, due 2/2/2027	1,359,908 (a)(c)
4,140,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 5.90%, due 12/11/2026	4,183,553 (b)
42,917,022
Beverages 1.3%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 5.16%, due 2/16/2027	2,784,648 (b)
Biotechnology 1.5%
3,075,000	Amgen, Inc., 5.25%, due 3/2/2025	3,077,217
Diversified Financial Services 4.2%
5,085,000	American Express Co., (Secured Overnight Financing Rate Index + 0.65%), 5.27%, due 11/4/2026	5,092,461 (b)
Capital One Financial Corp.
2,496,000	3.20%, due 2/5/2025	2,488,338
1,170,000	4.99%, due 7/24/2026	1,169,639 (c)
8,750,438
Electric 3.0%
1,350,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 5.12%, due 11/18/2027	1,351,775 (b)
1,815,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.75%), 5.35%, due 5/8/2025	1,819,656 (b)
3,105,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.76%), 5.40%, due 1/29/2026	3,117,488 (b)
6,288,919
Healthcare - Services 1.5%
3,121,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 5.18%, due 7/15/2026	3,132,305 (b)
Insurance 4.1%
2,190,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 6.04%, due 9/25/2026	2,210,962 (a)(b)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.30%, due 11/8/2027	734,345 (b)
2,480,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 5.18%, due 8/28/2026	2,485,449 (a)(b)
3,091,000	Protective Life Global Funding, (Secured Overnight Financing Rate + 0.98%), 5.71%, due 3/28/2025	3,098,268 (a)(b)
8,529,024
Machinery - Construction & Mining 1.8%
3,845,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 5.12%, due 5/14/2027	3,841,961 (b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Diversified 2.2%
	John Deere Capital Corp.
$3,800,000	(Secured Overnight Financing Rate + 0.44%), 5.36%, due 3/6/2026	$3,805,114 (b)
845,000	(Secured Overnight Financing Rate + 0.60%), 5.48%, due 6/11/2027	847,539 (b)
		4,652,653
Media 1.9%
3,945,000	Comcast Corp., 3.95%, due 10/15/2025	3,926,670
Pharmaceuticals 1.5%
3,185,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, due 5/19/2025	3,183,227
Pipelines 3.7%
4,550,000	Enterprise Products Operating LLC, 3.75%, due 2/15/2025	4,535,757
3,100,000	Spectra Energy Partners LP, 3.50%, due 3/15/2025	3,086,527
		7,622,284
Real Estate Investment Trusts 1.3%
2,759,000	Simon Property Group LP, 3.50%, due 9/1/2025	2,734,710
Retail 1.6%
3,265,000	Lowe's Cos., Inc., 4.00%, due 4/15/2025	3,255,804
Semiconductors 1.3%
2,682,000	Intel Corp., 3.40%, due 3/25/2025	2,668,806
Software 0.9%
1,860,000	Oracle Corp., 2.50%, due 4/1/2025	1,844,972
Telecommunications 2.3%
2,735,000	AT&T, Inc., 1.70%, due 3/25/2026	2,631,931
2,088,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	2,076,991
		4,708,922
Total Corporate Bonds (Cost $117,750,682)		117,871,825
Number of Shares
Short-Term Investments 19.4%
Investment Companies 19.4%
40,336,605	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(d) (Cost $40,336,605)	40,336,605
Total Investments 96.2% (Cost $200,095,482)		200,311,268
Other Assets Less Liabilities 3.8%		7,962,459 (e)
Net Assets 100.0%		$208,273,727

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2024, these securities amounted to $30,941,330, which represents 14.9% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of November 30, 2024 and changes periodically.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents 7-day effective yield as of November 30, 2024.
(e)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2024.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At November 30, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
1/2025	238	Brent Crude	$17,017,000	$(487,589)
1/2025	35	Cattle Feeder	4,540,813	286,290
1/2025	98	Lead	5,075,346	(104,275)
1/2025	19	Low Sulphur Gasoil	1,276,325	4,498
1/2025	52	Nickel	4,928,436	(245,698)
1/2025	45	Platinum	2,146,725	21,520
1/2025	137	Primary Aluminum	8,886,094	928,145
2/2025	142	Gold 100 Oz	38,070,200	(1,464,990)
2/2025	167	Lean Hogs	5,766,510	46,939
2/2025	143	Live Cattle	10,789,350	125,590
2/2025	125	RBOB Gasoline	10,117,800	(276,899)
2/2025	297	Sugar 11	7,012,051	201,446
3/2025	41	Cocoa	3,864,250	998,252
3/2025	58	Coffee'c'	6,917,587	1,618,793
3/2025	128	Cotton No.2	4,603,520	(93,020)
3/2025	14	Nickel	1,340,117	(16,109)
3/2025	18	Palladium	1,791,900	(269,996)
3/2025	199	Primary Aluminum	12,936,940	472,250
3/2025	58	Silver	9,021,320	(662,090)
3/2025	137	Zinc	10,643,633	1,237,465
4/2025	412	Natural Gas	12,380,600	242,712
4/2025	253	WTI Crude	16,994,010	(402,437)
5/2025	141	Copper	14,692,200	(974,526)
5/2025	270	Corn	5,936,625	43,277
5/2025	196	Primary Aluminum	12,766,166	(253,777)
5/2025	162	Soybean	8,168,850	(772,534)
5/2025	184	Soybean Meal	5,564,160	(98,219)
5/2025	381	Soybean Oil	9,685,782	(775,564)
5/2025	100	Wheat	2,785,000	(233,909)
5/2025	108	Wheat	2,961,900	(358,785)
5/2025	114	Zinc	8,834,658	156,034
6/2025	14	New York Harbor ULSD	1,263,965	(45,762)
Total Long Positions			$268,779,833	$(1,152,968)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
1/2025	36	Lead	$(1,864,413)	$(67,231)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Commodity Strategy ETF^ (Unaudited)  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
1/2025	52	Nickel	$(4,928,436)	$35,883
1/2025	137	Primary Aluminum	(8,886,094)	(651,018)
3/2025	2	Nickel	(191,445)	1,298
3/2025	199	Primary Aluminum	(12,936,940)	184,532
3/2025	137	Zinc	(10,643,633)	(377,382)
5/2025	24	Primary Aluminum	(1,563,204)	8,724
5/2025	13	Zinc	(1,007,461)	(20,704)
Total Short Positions			$(42,021,626)	$(885,898)
Total Futures				$(2,038,866)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$—	$42,102,838	$—	$42,102,838
Corporate Bonds#	—	117,871,825	—	117,871,825
Short-Term Investments	—	40,336,605	—	40,336,605
Total Investments	$—	$200,311,268	$—	$200,311,268

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures
Assets	$6,613,648	$—	$—	$6,613,648
Liabilities	(8,652,514)	—	—	(8,652,514)
Total	$(2,038,866)	$—	$—	$(2,038,866)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 99.3%
Aerospace & Defense 2.1%
3,421	Boeing Co.*	$531,760
13,716	General Electric Co.	2,498,507
1,250	Lockheed Martin Corp.	661,763
1,584	TransDigm Group, Inc.	1,984,704
		5,676,734
Air Freight & Logistics 0.3%
1,959	FedEx Corp.	592,930
2,542	GXO Logistics, Inc.*	154,630
		747,560
Automobile Components 0.4%
8,391	Aptiv PLC*	465,952
29,103	Mobileye Global, Inc. Class A*	525,309
		991,261
Automobiles 0.6%
27,267	General Motors Co.	1,515,773
Banks 4.2%
46,712	Bank of America Corp.	2,219,287
14,713	Citigroup, Inc.	1,042,710
7,547	Citizens Financial Group, Inc.	363,313
7,471	Fifth Third Bancorp	359,056
14,714	JPMorgan Chase & Co.	3,674,380
3,851	PNC Financial Services Group, Inc.	826,887
34,508	Wells Fargo & Co.	2,628,474
		11,114,107
Beverages 0.5%
1,798	Constellation Brands, Inc. Class A	433,228
25,491	Keurig Dr. Pepper, Inc.	832,281
		1,265,509
Biotechnology 2.2%
13,375	AbbVie, Inc.	2,446,689
2,825	Amgen, Inc.	799,108
3,919	BioMarin Pharmaceutical, Inc.*	258,771
4,107	Ionis Pharmaceuticals, Inc.*	146,743
1,015	Regeneron Pharmaceuticals, Inc.*	761,473
2,790	Vertex Pharmaceuticals, Inc.*	1,306,083
		5,718,867
Broadline Retail 3.9%
49,011	Amazon.com, Inc.*	10,188,897
Building Products 1.0%
1,669	Builders FirstSource, Inc.*	311,218
12,414	Carrier Global Corp.	960,471
1,905	Fortune Brands Innovations, Inc.	149,162
3,048	Trane Technologies PLC	1,268,639
		2,689,490
Number of Shares		Value
Capital Markets 3.7%
4,088	Bank of New York Mellon Corp.	$334,685
860	Blackrock, Inc.	879,608
2,869	Brookfield Corp.	176,128
1,831	Goldman Sachs Group, Inc.	1,114,292
9,145	Intercontinental Exchange, Inc.	1,471,979
11,398	KKR & Co., Inc.	1,856,392
1,553	Moody's Corp.	776,469
9,824	Nasdaq, Inc.	815,294
3,781	S&P Global, Inc.	1,975,610
2,419	Tradeweb Markets, Inc. Class A	327,774
		9,728,231
Chemicals 1.3%
1,109	Air Products & Chemicals, Inc.	370,772
1,685	Ecolab, Inc.	419,177
12,573	Element Solutions, Inc.	360,594
3,403	Linde PLC	1,568,749
1,616	Sherwin-Williams Co.	642,198
		3,361,490
Commercial Services & Supplies 0.4%
1,958	Republic Services, Inc.	427,431
2,982	Waste Connections, Inc.	573,946
		1,001,377
Communications Equipment 0.8%
20,585	Cisco Systems, Inc.	1,218,838
1,853	Motorola Solutions, Inc.	925,944
		2,144,782
Construction Materials 0.2%
1,125	Martin Marietta Materials, Inc.	675,000
Consumer Staples Distribution & Retail 1.4%
2,979	Costco Wholesale Corp.	2,895,230
9,751	Dollar Tree, Inc.*	694,954
		3,590,184
Containers & Packaging 0.4%
3,752	Avery Dennison Corp.	772,724
2,286	Crown Holdings, Inc.	210,518
		983,242
Diversified Telecommunication Services 1.3%
83,763	AT&T, Inc.	1,939,951
44,628	Frontier Communications Parent, Inc.*	1,553,501
		3,493,452
Electric Utilities 1.5%
5,277	Alliant Energy Corp.	333,506
5,075	American Electric Power Co., Inc.	506,790
1,959	Constellation Energy Corp.	502,601
5,334	Duke Energy Corp.	624,345
2,789	Entergy Corp.	435,558
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Electric Utilities – cont'd
6,858	FirstEnergy Corp.	$291,808
11,049	NextEra Energy, Inc.	869,225
16,764	PG&E Corp.	362,605
		3,926,438
Electrical Equipment 1.1%
4,572	Eaton Corp. PLC	1,716,420
13,716	nVent Electric PLC	1,074,100
		2,790,520
Electronic Equipment, Instruments & Components 0.6%
16,764	Amphenol Corp. Class A	1,217,904
1,905	CDW Corp.	335,147
		1,553,051
Energy Equipment & Services 0.2%
12,831	Schlumberger NV	563,794
Entertainment 1.1%
2,667	Electronic Arts, Inc.	436,508
2,458	Netflix, Inc.*	2,179,779
3,103	TKO Group Holdings, Inc.*	428,090
		3,044,377
Financial Services 3.2%
3,463	Apollo Global Management, Inc.	606,129
8,001	Fiserv, Inc.*	1,767,901
5,442	MasterCard, Inc. Class A	2,900,259
10,210	Visa, Inc. Class A	3,216,967
		8,491,256
Food Products 1.1%
10,838	General Mills, Inc.	718,126
6,927	Kellanova	563,096
14,700	Mondelez International, Inc. Class A	954,765
3,968	Nestle SA ADR	344,343
17,499	Utz Brands, Inc.	304,657
		2,884,987
Ground Transportation 1.6%
19,564	CSX Corp.	715,064
2,889	Norfolk Southern Corp.	796,931
1,047	Saia, Inc.*	595,827
29,928	Uber Technologies, Inc.*	2,153,619
		4,261,441
Health Care Equipment & Supplies 2.7%
24,765	Boston Scientific Corp.*	2,245,195
11,662	Cooper Cos., Inc.*	1,218,212
6,166	Dexcom, Inc.*	480,886
21,329	Medtronic PLC	1,845,812
11,430	Zimmer Biomet Holdings, Inc.	1,281,303
		7,071,408
Number of Shares		Value
Health Care Providers & Services 2.0%
8,107	Centene Corp.*	$486,420
15,272	CVS Health Corp.	914,029
1,655	Elevance Health, Inc.	673,519
5,742	Encompass Health Corp.	591,082
2,014	HCA Healthcare, Inc.	659,021
1,882	Humana, Inc.	557,787
1,040	McKesson Corp.	653,640
1,501	Molina Healthcare, Inc.*	447,148
2,682	Quest Diagnostics, Inc.	436,254
		5,418,900
Health Care REITs 0.2%
8,283	Ventas, Inc.	530,692
Health Care Technology 0.1%
10,632	Waystar Holding Corp.*	328,316
Hotels, Restaurants & Leisure 2.4%
258	Booking Holdings, Inc.	1,342,111
47,842	Carnival Corp.*	1,216,622
26,514	DraftKings, Inc. Class A*	1,157,336
16,454	Las Vegas Sands Corp.	873,049
5,174	McDonald's Corp.	1,531,556
28,956	Soho House & Co., Inc.*	144,780
		6,265,454
Household Durables 0.3%
3,337	Lennar Corp. Class A	581,940
1,143	Toll Brothers, Inc.	188,789
		770,729
Household Products 1.4%
12,800	Colgate-Palmolive Co.	1,236,864
13,169	Procter & Gamble Co.	2,360,675
		3,597,539
Independent Power and Renewable Electricity Producers 0.2%
590	Talen Energy Corp.*	126,502
2,667	Vistra Corp.	426,293
		552,795
Industrial Conglomerates 0.4%
8,763	3M Co.	1,170,123
Industrial REITs 0.4%
8,613	Prologis, Inc.	1,005,826
Insurance 4.4%
5,791	Allstate Corp.	1,200,996
25,658	American International Group, Inc.	1,972,587
9,568	Aon PLC Class A	3,746,255
2,937	Assurant, Inc.	666,993
6,084	Globe Life, Inc.	676,784
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Insurance – cont'd
6,858	MetLife, Inc.	$605,081
34,346	Unum Group	2,641,207
		11,509,903
Interactive Media & Services 5.1%
28,251	Alphabet, Inc. Class C	4,816,513
49,585	Alphabet, Inc. Class A	8,377,386
9,906	Match Group, Inc.*	324,322
		13,518,221
IT Services 0.7%
3,429	Accenture PLC Class A	1,242,567
665	Gartner, Inc.*	344,423
1,209	Wix.com Ltd.*	270,502
		1,857,492
Life Sciences Tools & Services 0.9%
2,701	Agilent Technologies, Inc.	372,657
11,275	Avantor, Inc.*	237,452
1,792	IQVIA Holdings, Inc.*	359,905
2,590	Thermo Fisher Scientific, Inc.	1,371,742
		2,341,756
Machinery 1.8%
3,941	Caterpillar, Inc.	1,600,480
2,136	Deere & Co.	995,162
9,144	Ingersoll Rand, Inc.	952,530
1,794	Parker-Hannifin Corp.	1,261,003
		4,809,175
Metals & Mining 0.6%
4,325	Agnico Eagle Mines Ltd.	365,117
4	BHP Group Ltd. ADR	211
12,661	Freeport-McMoRan, Inc.	559,616
1,905	Nucor Corp.	294,684
1,905	Steel Dynamics, Inc.	276,739
		1,496,367
Mortgage Real Estate Investment Trusts 0.1%
15,095	Starwood Property Trust, Inc.	307,485
Multi-Utilities 0.7%
7,620	CenterPoint Energy, Inc.	248,564
7,620	Dominion Energy, Inc.	447,675
1,565	DTE Energy Co.	196,846
4,572	Public Service Enterprise Group, Inc.	431,140
5,577	Sempra	522,397
		1,846,622
Oil, Gas & Consumable Fuels 3.3%
1,524	Cheniere Energy, Inc.	341,391
8,721	Chevron Corp.	1,412,192
8,178	ConocoPhillips	886,004
2,832	Diamondback Energy, Inc.	502,935
Number of Shares		Value
Oil, Gas & Consumable Fuels – cont'd
1,921	DT Midstream, Inc.	$203,856
5,023	EOG Resources, Inc.	669,365
7,352	EQT Corp.	334,075
22,704	Exxon Mobil Corp.	2,678,164
3,704	ONEOK, Inc.	420,774
3,151	Phillips 66	422,171
2,216	Shell PLC ADR	143,464
1,209	Targa Resources Corp.	246,999
6,917	Williams Cos., Inc.	404,783
		8,666,173
Passenger Airlines 0.2%
10,169	Delta Air Lines, Inc.	648,986
Personal Care Products 0.5%
22,936	Unilever PLC ADR	1,372,490
Pharmaceuticals 2.5%
12,680	Bristol-Myers Squibb Co.	750,910
4,216	Eli Lilly & Co.	3,353,195
16,384	Johnson & Johnson	2,539,684
		6,643,789
Professional Services 0.9%
1,905	Equifax, Inc.	498,272
3,429	Jacobs Solutions, Inc.	484,278
8,001	TransUnion	812,101
1,584	Verisk Analytics, Inc.	466,029
		2,260,680
Residential REITs 0.3%
5,845	Equity LifeStyle Properties, Inc.	416,924
3,048	Equity Residential	233,660
7,620	Invitation Homes, Inc.	260,985
		911,569
Semiconductors & Semiconductor Equipment 10.2%
10,635	Advanced Micro Devices, Inc.*	1,458,856
6,096	Analog Devices, Inc.	1,329,233
7,893	Applied Materials, Inc.	1,378,986
889	ASML Holding NV	610,396
3,429	Entegris, Inc.	362,205
7,218	Lam Research Corp.	533,266
123,406	NVIDIA Corp.	17,060,880
3,833	ON Semiconductor Corp.*	272,603
14,214	QUALCOMM, Inc.	2,253,345
7,888	Texas Instruments, Inc.	1,585,725
		26,845,495
Software 10.7%
1,472	Autodesk, Inc.*	429,677
3,048	Check Point Software Technologies Ltd.*	554,736
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
3,852	Crowdstrike Holdings, Inc. Class A*	$1,332,676
2,373	Intuit, Inc.	1,522,825
37,297	Microsoft Corp.	15,793,788
13,716	Oracle Corp.	2,535,265
6,979	Salesforce, Inc.	2,303,000
1,978	ServiceNow, Inc.*	2,075,792
3,429	Smartsheet, Inc. Class A*	191,853
2,883	Synopsys, Inc.*	1,610,127
		28,349,739
Specialized REITs 0.2%
12,196	Four Corners Property Trust, Inc.	362,343
5,334	Weyerhaeuser Co.	172,075
		534,418
Specialty Retail 2.8%
7,643	Home Depot, Inc.	3,279,840
547	O'Reilly Automotive, Inc.*	680,041
15,240	TJX Cos., Inc.	1,915,516
2,903	Ulta Beauty, Inc.*	1,122,416
15,853	Warby Parker, Inc. Class A*	357,327
		7,355,140
Technology Hardware, Storage & Peripherals 6.6%
73,299	Apple, Inc.	17,396,052
Number of Shares		Value
Textiles, Apparel & Luxury Goods 0.4%
14,718	NIKE, Inc. Class B	$1,159,337
Trading Companies & Distributors 0.3%
1,004	United Rentals, Inc.	869,464
Wireless Telecommunication Services 0.9%
9,574	T-Mobile U.S., Inc.	2,364,204
Total Common Stocks (Cost $238,660,356)		262,178,159
Exchange-Traded Funds 0.6%
4,437	iShares Russell 1000 ETF (Cost $1,320,238)	1,475,436

Short-Term Investments 0.1%
Investment Companies 0.1%
284,420	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(a) (Cost $284,420)	284,420
Total Investments 100.0% (Cost $240,265,014)		263,938,015
Other Assets Less Liabilities 0.0%(b)		109,582
Net Assets 100.0%		$264,047,597

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Core Equity ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$262,178,159	$—	$—	$262,178,159
Exchange-Traded Funds	1,475,436	—	—	1,475,436
Short-Term Investments	—	284,420	—	284,420
Total Investments	$263,653,595	$284,420	$—	$263,938,015

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Disrupters ETF^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 97.8%
Aerospace & Defense 6.7%
2,375	HEICO Corp.	$649,254
599	TransDigm Group, Inc.	750,529
		1,399,783
Automobiles 3.9%
2,381	Tesla, Inc.*	821,826
Broadline Retail 4.7%
4,778	Amazon.com, Inc.*	993,298
Capital Markets 5.2%
8,033	Tradeweb Markets, Inc. Class A	1,088,471
Electric Utilities 3.9%
3,209	Constellation Energy Corp.	823,301
Entertainment 5.7%
2,511	Spotify Technology SA*	1,197,647
Ground Transportation 2.9%
8,514	Uber Technologies, Inc.*	612,667
Health Care Equipment & Supplies 5.5%
2,146	Intuitive Surgical, Inc.*	1,163,132
Hotels, Restaurants & Leisure 4.4%
21,282	DraftKings, Inc. Class A*	928,959
Interactive Media & Services 3.0%
4,427	Reddit, Inc. Class A*	622,835
IT Services 2.5%
1,607	MongoDB, Inc.*	518,241
Media 4.2%
6,785	Trade Desk, Inc. Class A*	872,212
Number of Shares		Value
Semiconductors & Semiconductor Equipment 25.8%
4,786	Advanced Micro Devices, Inc.*	$656,520
929	ASML Holding NV	637,861
783	Monolithic Power Systems, Inc.	444,462
3,570	Nova Ltd.*	656,023
17,089	NVIDIA Corp.	2,362,554
3,966	Onto Innovation, Inc.*	651,138
		5,408,558
Software 16.8%
1,274	Intuit, Inc.	817,564
1,455	Microsoft Corp.	616,134
1,877	Palo Alto Networks, Inc.*	727,938
5,512	Procore Technologies, Inc.*	447,574
876	ServiceNow, Inc.*	919,310
		3,528,520
Trading Companies & Distributors 2.6%
3,290	FTAI Aviation Ltd.	555,418
Total Common Stocks (Cost $15,785,612)		20,534,868

Short-Term Investments 2.2%
Investment Companies 2.2%
461,522	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(a) (Cost $461,522)	461,522
Total Investments 100.0% (Cost $16,247,134)		20,996,390
Liabilities Less Other Assets (0.0)%(b)		(3,159)
Net Assets 100.0%		$20,993,231

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$20,534,868	$—	$—	$20,534,868
Short-Term Investments	—	461,522	—	461,522
Total Investments	$20,534,868	$461,522	$—	$20,996,390

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Global Real Estate ETF^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 99.2%
Australia 6.1%
35,171	Charter Hall Retail REIT	$78,703
6,385	Goodman Group	157,917
20,944	GPT Group	65,040
39,261	Scentre Group	94,259
		395,919
Belgium 2.8%
2,080	Shurgard Self Storage Ltd.	84,969
4,317	Warehouses De Pauw CVA	95,577
		180,546
Canada 4.8%
1,653	Brookfield Corp. Class A	101,578
2,934	Canadian Apartment Properties REIT	96,078
8,670	RioCan REIT	117,714
		315,370
Germany 1.5%
2,941	Vonovia SE	97,731
Hong Kong 2.9%
8,800	Link REIT	38,281
15,269	Sun Hung Kai Properties Ltd.	151,583
		189,864
Japan 6.8%
60	Comforia Residential REIT, Inc.	115,598
105	LaSalle Logiport REIT	100,972
7,000	Mitsui Fudosan Co. Ltd.	58,661
4,400	Nomura Real Estate Holdings, Inc.	109,324
8,700	Tokyu Fudosan Holdings Corp.	57,081
		441,636
Singapore 2.8%
30,500	CapitaLand Investment Ltd.	62,205
49,200	Mapletree Pan Asia Commercial Trust	45,210
18,600	UOL Group Ltd.	73,647
		181,062
Spain 2.4%
2,888	Cellnex Telecom SA(a)	103,855
9,397	Inmobiliaria Colonial Socimi SA	54,299
		158,154
United Kingdom 4.5%
18,000	British Land Co. PLC	89,202
23,394	Grainger PLC	69,774
8,079	Segro PLC	80,320
4,735	UNITE Group PLC	53,231
		292,527
United States 64.6%
1,400	American Healthcare REIT, Inc.	41,734
Number of Shares		Value
United States – cont'd
1,993	American Homes 4 Rent Class A	$76,312
1,422	American Tower Corp.	297,198
907	AvalonBay Communities, Inc.	213,462
630	BXP, Inc.	51,654
654	Camden Property Trust	82,273
759	Crown Castle, Inc.	80,644
509	Digital Realty Trust, Inc.	99,606
362	Equinix, Inc.	355,296
981	Equity LifeStyle Properties, Inc.	69,975
2,560	Essential Properties Realty Trust, Inc.	87,296
579	Extra Space Storage, Inc.	98,986
629	Federal Realty Investment Trust	73,373
1,200	FrontView REIT, Inc.*	23,268
1,531	Gaming & Leisure Properties, Inc.	79,015
11,780	Hudson Pacific Properties, Inc.	45,353
3,225	Invitation Homes, Inc.	110,456
1,376	Iron Mountain, Inc.	170,170
1,921	Kilroy Realty Corp.	79,779
4,918	Kimco Realty Corp.	125,753
3,348	Macerich Co.	71,011
297	Marriott International, Inc. Class A	85,860
1,793	Omega Healthcare Investors, Inc.	72,814
2,975	Prologis, Inc.	347,420
494	Public Storage	171,937
1,667	Realty Income Corp.	96,503
1,324	Rexford Industrial Realty, Inc.	55,714
486	SBA Communications Corp.	109,957
1,086	Simon Property Group, Inc.	199,390
1,264	Sun Communities, Inc.	159,681
2,231	UDR, Inc.	102,314
2,275	Ventas, Inc.	145,759
2,318	VICI Properties, Inc.	75,590
1,417	Welltower, Inc.	195,801
1,971	Weyerhaeuser Co.	63,584
		4,214,938
Total Common Stocks (Cost $5,696,328)		6,467,747

Short-Term Investments 1.4%
Investment Companies 1.4%
92,958	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(b) (Cost $92,958)	92,958
Total Investments 100.6% (Cost $5,789,286)		6,560,705
Liabilities Less Other Assets (0.6)%		(36,969)
Net Assets 100.0%		$6,523,736

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate ETF^ (Unaudited)  (cont’d)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $103,855, which represents 1.6% of net assets of the
Fund.

(b)	Represents 7-day effective yield as of November 30, 2024.

POSITIONS BY SECTOR
Sector	Investments at Value	Percentage of Net Assets
Specialty REITs	$2,272,297	34.8%
Residential REITs	1,079,380	16.6%
Retail REITs	918,255	14.1%
Industrial & Office REITs	810,116	12.4%
Real Estate Holding & Development	781,584	12.0%
Diversified REITs	444,665	6.8%
Hotel & Lodging REITs	161,450	2.5%
Short-Term Investments and Other Liabilities-Net	55,989	0.8%
Total	$6,523,736	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$6,467,747	$—	$—	$6,467,747
Short-Term Investments	—	92,958	—	92,958
Total Investments	$6,467,747	$92,958	$—	$6,560,705

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 98.7%
Automobile Components 3.9%
8,100	Aisin Corp.	$85,417
18,400	Niterra Co. Ltd.	569,805
		655,222
Automobiles 3.5%
8,100	Suzuki Motor Corp.	85,877
29,700	Toyota Motor Corp.	506,413
		592,290
Banks 5.6%
35,200	Mitsubishi UFJ Financial Group, Inc.	421,534
49,600	Resona Holdings, Inc.	414,328
4,400	SBI Sumishin Net Bank Ltd.	103,649
		939,511
Beverages 1.0%
16,200	Asahi Group Holdings Ltd.	176,409
Broadline Retail 1.3%
5,400	Isetan Mitsukoshi Holdings Ltd.	76,882
5,400	Pan Pacific International Holdings Corp.	137,382
		214,264
Building Products 3.2%
15,000	Sanwa Holdings Corp.	451,985
2,100	Takasago Thermal Engineering Co. Ltd.	83,683
		535,668
Capital Markets 2.2%
62,100	Nomura Holdings, Inc.	374,077
Chemicals 4.6%
8,100	Mitsubishi Gas Chemical Co., Inc.	152,511
60,400	Nippon Paint Holdings Co. Ltd.	413,121
5,400	Shin-Etsu Chemical Co. Ltd.	200,425
		766,057
Commercial Services & Supplies 2.2%
18,600	Daiei Kankyo Co. Ltd.	374,138
Construction & Engineering 3.4%
18,900	Kinden Corp.	389,519
12,600	Obayashi Corp.	179,771
		569,290
Diversified Telecommunication Services 1.9%
16,200	Internet Initiative Japan, Inc.	326,295
Electrical Equipment 2.8%
5,400	Fuji Electric Co. Ltd.	303,957
4,300	Sinfonia Technology Co. Ltd.	166,092
		470,049
Number of Shares		Value
Electronic Equipment, Instruments & Components 3.5%
800	Keyence Corp.	$346,004
10,800	Yokogawa Electric Corp.	240,553
		586,557
Financial Services 1.5%
11,500	ORIX Corp.	258,758
Ground Transportation 2.5%
21,600	East Japan Railway Co.	421,492
Health Care Equipment & Supplies 3.0%
2,700	Hoya Corp.	347,514
8,100	Terumo Corp.	165,150
		512,664
Health Care Providers & Services 1.0%
9,200	As One Corp.	167,136
Hotels, Restaurants & Leisure 2.9%
24,300	Resorttrust, Inc.	482,460
Household Durables 2.7%
8,100	Sekisui House Ltd.	191,620
13,500	Sony Group Corp.	271,281
		462,901
Household Products 1.5%
21,000	Lion Corp.	250,712
Industrial Conglomerates 2.4%
16,200	Hitachi Ltd.	406,083
Insurance 5.4%
24,300	Tokio Marine Holdings, Inc.	903,536
IT Services 1.4%
2,700	NEC Corp.	229,962
Machinery 6.3%
16,200	Amada Co. Ltd.	156,165
2,700	FANUC Corp.	70,134
8,800	Hoshizaki Corp.	356,081
9,800	MISUMI Group, Inc.	158,946
21,600	Mitsubishi Heavy Industries Ltd.	317,201
		1,058,527
Media 0.8%
5,400	TBS Holdings, Inc.	136,696
Pharmaceuticals 1.7%
2,700	Chugai Pharmaceutical Co. Ltd.	119,050
5,400	Daiichi Sankyo Co. Ltd.	171,375
		290,425
Professional Services 3.1%
5,400	Recruit Holdings Co. Ltd.	374,760
See Notes to Schedule of Investments

Schedule of Investments Japan Equity ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Professional Services – cont'd
5,400	TKC Corp.	$139,294
		514,054
Real Estate Management & Development 4.2%
24,300	Mitsui Fudosan Co. Ltd.	203,637
75,600	Tokyu Fudosan Holdings Corp.	496,017
		699,654
Specialty Retail 6.3%
8,100	ABC-Mart, Inc.	166,449
2,700	Nitori Holdings Co. Ltd.	346,883
58,400	USS Co. Ltd.	541,500
		1,054,832
Technology Hardware, Storage & Peripherals 1.6%
24,300	Ricoh Co. Ltd.	276,387
Textiles, Apparel & Luxury Goods 2.6%
21,600	Asics Corp.	433,472
Trading Companies & Distributors 4.2%
10,800	ITOCHU Corp.	532,927
8,100	Mitsui & Co. Ltd.	169,751
		702,678
Number of Shares		Value
Transportation Infrastructure 2.9%
67,500	Mitsubishi Logistics Corp.	$495,289
Wireless Telecommunication Services 1.6%
8,100	KDDI Corp.	267,943
Total Common Stocks (Cost $16,477,004)		16,605,488

Short-Term Investments 1.5%
Investment Companies 1.5%
245,385	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(a) (Cost $245,385)	245,385
Total Investments 100.2% (Cost $16,722,389)		16,850,873
Liabilities Less Other Assets (0.2)%		(34,526)
Net Assets 100.0%		$16,816,347

(a)	Represents 7-day effective yield as of November 30, 2024.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$16,605,488	98.7%
Short-Term Investments and Other Liabilities—Net	210,859	1.3%
	$16,816,347	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$16,605,488	$—	$—	$16,605,488
Short-Term Investments	—	245,385	—	245,385
Total Investments	$16,605,488	$245,385	$—	$16,850,873

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 94.2%
Aerospace & Defense 2.0%
780	General Electric Co.	$142,085
Beverages 3.9%
77,757	Becle SAB de CV(a)	100,502
5,354	Keurig Dr. Pepper, Inc.	174,808
		275,310
Consumer Staples Distribution & Retail 4.3%
1,855	Dollar Tree, Inc.*	132,206
729	PriceSmart, Inc.	65,420
1,094	Walmart, Inc.	101,195
		298,821
Entertainment 8.2%
197	Netflix, Inc.*	174,701
830	Spotify Technology SA*	395,877
		570,578
Health Care Equipment & Supplies 3.7%
1,066	EssilorLuxottica SA	259,248
Hotels, Restaurants & Leisure 23.5%
4,933	Basic-Fit NV*(a)(b)	110,990
13,103	Carnival Corp.*	333,209
1,100	Chipotle Mexican Grill, Inc.*	67,672
6,541	Cie des Alpes	103,697
7,961	DraftKings, Inc. Class A*	347,498
20,575	eDreams ODIGEO SA*	151,550
4,900	Las Vegas Sands Corp.	259,994
909	McDonald's Corp.	269,073
		1,643,683
Insurance 4.8%
1,296	Allstate Corp.	268,777
42,900	ZhongAn Online P&C Insurance Co. Ltd. Class H*(b)	69,466
		338,243
Interactive Media & Services 5.6%
1,141	Alphabet, Inc. Class C	194,529
5,993	Match Group, Inc.*	196,211
		390,740
IT Services 4.5%
1,406	Wix.com Ltd.*	314,579
Number of Shares		Value
Personal Care Products 2.8%
3,197	Unilever PLC	$191,561
Specialty Retail 15.0%
2,319	Beyond, Inc.*	14,587
647	Home Depot, Inc.	277,647
1,750	TJX Cos., Inc.	219,958
146,000	Topsports International Holdings Ltd.(a)(b)	45,781
760	Ulta Beauty, Inc.*	293,846
8,623	Warby Parker, Inc. Class A*	194,362
		1,046,181
Textiles, Apparel & Luxury Goods 6.8%
373	Kering SA	87,140
2,842	Moncler SpA	139,406
2,324	NIKE, Inc. Class B	183,062
9,500	PRADA SpA	65,072
		474,680
Tobacco 4.7%
2,455	Philip Morris International, Inc.	326,662
Wireless Telecommunication Services 4.4%
1,245	T-Mobile U.S., Inc.	307,440
Total Common Stocks (Cost $5,679,077)		6,579,811

Short-Term Investments 7.0%
Investment Companies 7.0%
400,309	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(c)	400,309
85,885	State Street Navigator Securities Lending Government Money Market Portfolio, 4.64%(c)(d)	85,885
Total Short-Term Investments (Cost $486,194)		486,194
Total Investments 101.2% (Cost $6,165,271)		7,066,005
Liabilities Less Other Assets (1.2)%		(80,568)
Net Assets 100.0%		$6,985,437

*	Non-income producing security.
(a)
All or a portion of this security is on loan at November 30, 2024. Total value of all such securities at
November 30, 2024 amounted to $142,322, collateralized by cash collateral of $85,885 and non-cash
(U.S. Treasury Securities) collateral of $67,660 for the Fund.

See Notes to Schedule of Investments

Schedule of Investments Next Generation Connected Consumer ETF^ (Unaudited)  (cont’d)
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2024 amounted to $226,237, which represents 3.2% of net assets of the
Fund.

(c)	Represents 7-day effective yield as of November 30, 2024.
(d)	Represents investment of cash collateral received from securities lending.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$4,940,819	70.7%
France	450,085	6.5%
Israel	314,579	4.5%
Italy	204,478	2.9%
United Kingdom	191,561	2.7%
Spain	151,550	2.2%
China	115,247	1.7%
Netherlands	110,990	1.6%
Mexico	100,502	1.4%
Short-Term Investments and Other Liabilities—Net	405,626	5.8%
	$6,985,437	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$6,579,811	$—	$—	$6,579,811
Short-Term Investments	—	486,194	—	486,194
Total Investments	$6,579,811	$486,194	$—	$7,066,005

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)
November 30, 2024

Principal Amount		Value
U.S. Treasury Obligations 90.9%
	U.S. Treasury Notes
$53,800,000	1.00%, due 12/15/2024	$53,730,861
54,300,000	1.75%, due 3/15/2025	53,883,417
50,000,000	2.88%, due 6/15/2025	49,607,031
53,100,000	3.50%, due 9/15/2025(a)	52,737,842
57,200,000	4.00%, due 12/15/2025(a)	56,995,778
114,200,000	4.63%, due 3/15/2026 - 9/15/2026	114,813,094
51,500,000	4.13%, due 6/15/2026	51,399,414
Total U.S. Treasury Obligations (Cost $432,790,777)		433,167,437
Number of Shares

Short-Term Investments 8.2%
Investment Companies 8.2%
38,795,838	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.59%(b) (Cost $38,795,838)	38,795,838
Total Investments 99.1% (Cost $471,586,615)		471,963,275
Other Assets Less Liabilities 0.9%		4,489,812 (c)
Net Assets 100.0%		$476,453,087

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of November 30, 2024.
(c)	Includes the impact of the Fund’s open positions in derivatives at November 30, 2024.
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At November 30, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	5	$(301,275)	$571	12/6/2024	$(28)
SPDR S&P 500 ETF Trust	684	(41,214,420)	590	12/6/2024	(27,702)
SPDR S&P 500 ETF Trust	83	(5,001,165)	594	12/6/2024	(6,433)
SPDR S&P 500 ETF Trust	596	(35,911,980)	595	12/6/2024	(54,236)
SPDR S&P 500 ETF Trust	41	(2,470,455)	596	12/6/2024	(4,367)
SPDR S&P 500 ETF Trust	10	(602,550)	598	12/6/2024	(1,460)
SPDR S&P 500 ETF Trust	544	(32,778,720)	599	12/6/2024	(92,480)
SPDR S&P 500 ETF Trust	5	(301,275)	601	12/6/2024	(1,158)
SPDR S&P 500 ETF Trust	965	(58,146,075)	586	12/13/2024	(92,157)
SPDR S&P 500 ETF Trust	71	(4,278,105)	594	12/13/2024	(13,206)
SPDR S&P 500 ETF Trust	366	(22,053,330)	597	12/13/2024	(89,487)
SPDR S&P 500 ETF Trust	511	(30,790,305)	598	12/13/2024	(137,203)
SPDR S&P 500 ETF Trust	78	(4,699,890)	599	12/13/2024	(23,049)
SPDR S&P 500 ETF Trust	57	(3,434,535)	584	12/20/2024	(10,317)
SPDR S&P 500 ETF Trust	53	(3,193,515)	585	12/20/2024	(10,123)
SPDR S&P 500 ETF Trust	649	(39,105,495)	594	12/20/2024	(214,170)
SPDR S&P 500 ETF Trust	1,227	(73,932,885)	595	12/20/2024	(431,904)
SPDR S&P 500 ETF Trust	44	(2,651,220)	595	12/27/2024	(17,974)
SPDR S&P 500 ETF Trust	87	(5,242,185)	597	12/27/2024	(39,976)
SPDR S&P 500 ETF Trust	173	(10,424,115)	598	12/27/2024	(84,337)
SPDR S&P 500 ETF Trust	57	(3,434,535)	599	12/27/2024	(29,526)
SPDR S&P 500 ETF Trust	1,628	(98,095,140)	601	12/27/2024	(954,008)
SPDR S&P 500 ETF Trust	90	(5,422,950)	601	1/3/2025	(58,635)
Total options written (premium received $5,603,595)					$(2,393,936)
At November 30, 2024, the Fund had securities pledged in the amount of $92,595,029 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$433,167,437	$—	$433,167,437
Short-Term Investments	—	38,795,838	—	38,795,838
Total Investments	$—	$471,963,275	$—	$471,963,275
See Notes to Schedule of Investments

Schedule of Investments Option Strategy ETF^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of November 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(2,393,936)	$—	$—	$(2,393,936)
Total	$(2,393,936)	$—	$—	$(2,393,936)

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)
November 30, 2024

Number of Shares		Value
Common Stocks 99.1%
Banks 5.5%
68,720	Community Financial System, Inc.	$4,757,486
28,381	Cullen/Frost Bankers, Inc.	3,990,936
41,265	Prosperity Bancshares, Inc.	3,455,118
		12,203,540
Building Products 2.4%
14,518	Armstrong World Industries, Inc.	2,320,412
15,995	Simpson Manufacturing Co., Inc.	3,013,458
		5,333,870
Commercial Services & Supplies 3.8%
62,055	Rollins, Inc.	3,123,228
127,871	Tetra Tech, Inc.	5,307,925
		8,431,153
Construction & Engineering 4.3%
25,309	Arcosa, Inc.	2,749,570
19,530	Valmont Industries, Inc.	6,793,706
		9,543,276
Construction Materials 3.3%
23,649	Eagle Materials, Inc.	7,305,649
Containers & Packaging 2.8%
35,910	AptarGroup, Inc.	6,210,994
Diversified Consumer Services 1.5%
27,597	Bright Horizons Family Solutions, Inc.*	3,191,041
Electric Utilities 1.5%
53,396	Alliant Energy Corp.	3,374,627
Electronic Equipment, Instruments & Components 1.9%
17,010	Littelfuse, Inc.	4,195,857
Energy Equipment & Services 1.5%
63,616	Tidewater, Inc.*	3,290,220
Financial Services 1.2%
22,905	Shift4 Payments, Inc. Class A*	2,613,002
Health Care Equipment & Supplies 2.7%
68,101	Haemonetics Corp.*	5,956,794
Health Care Providers & Services 2.4%
9,135	Chemed Corp.	5,228,783
Hotels, Restaurants & Leisure 1.9%
20,790	Texas Roadhouse, Inc.	4,267,563
Household Durables 1.2%
11,763	Installed Building Products, Inc.	2,690,669
Number of Shares		Value
Household Products 1.5%
29,925	Church & Dwight Co., Inc.	$3,295,640
Insurance 5.4%
28,350	RLI Corp.	4,986,765
92,610	Ryan Specialty Holdings, Inc.	6,982,794
		11,969,559
Life Sciences Tools & Services 3.0%
53,105	Bio-Techne Corp.	4,001,993
12,857	ICON PLC*	2,703,184
		6,705,177
Machinery 13.7%
25,640	Crane Co.	4,668,531
125,284	Gates Industrial Corp. PLC*	2,776,294
43,785	ITT, Inc.	6,835,714
20,475	Lincoln Electric Holdings, Inc.	4,473,378
19,845	RBC Bearings, Inc.*	6,650,258
55,125	Toro Co.	4,800,285
		30,204,460
Marine Transportation 3.5%
60,144	Kirby Corp.*	7,608,817
Media 1.8%
22,680	Nexstar Media Group, Inc. Class A	3,868,981
Oil, Gas & Consumable Fuels 4.1%
148,401	CNX Resources Corp.*	6,013,209
123,480	Sitio Royalties Corp. Class A	2,926,476
		8,939,685
Professional Services 1.1%
45,123	UL Solutions, Inc. Class A	2,424,459
Real Estate Management & Development 2.8%
14,551	Colliers International Group, Inc.	2,235,470
20,160	FirstService Corp.	3,914,871
		6,150,341
Semiconductors & Semiconductor Equipment 7.6%
39,502	Entegris, Inc.	4,172,596
74,655	Lattice Semiconductor Corp.*	4,236,671
40,883	MKS Instruments, Inc.	4,645,944
54,456	Power Integrations, Inc.	3,567,413
		16,622,624
Software 11.2%
68,356	Bentley Systems, Inc. Class B	3,383,622
6,374	Commvault Systems, Inc.*	1,093,715
3,450	Fair Isaac Corp.*	8,193,853
8,835	Manhattan Associates, Inc.*	2,521,862
17,955	SPS Commerce, Inc.*	3,466,572
See Notes to Schedule of Investments

Schedule of Investments Small-Mid Cap ETF^ (Unaudited)  (cont’d)
Number of Shares		Value
Software – cont'd
9,450	Tyler Technologies, Inc.*	$5,945,657
		24,605,281
Specialty Retail 1.6%
12,245	Tractor Supply Co.	3,473,539
Trading Companies & Distributors 3.9%
50,271	Core & Main, Inc. Class A*	2,440,657
10,945	Watsco, Inc.	6,037,262
		8,477,919
Total Common Stocks (Cost $198,073,556)		218,183,520
Number of Shares		Value

Short-Term Investments 0.9%
Investment Companies 0.9%
1,939,787	State Street Institutional Treasury Money Market Fund Premier Class, 4.57%(a) (Cost $1,939,787)	$1,939,787
Total Investments 100.0% (Cost $200,013,343)		220,123,307
Other Assets Less Liabilities 0.0%(b)		67,094
Net Assets 100.0%		$220,190,401

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of November 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$218,183,520	$—	$—	$218,183,520
Short-Term Investments	—	1,939,787	—	1,939,787
Total Investments	$218,183,520	$1,939,787	$—	$220,123,307

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

November 30, 2024
Notes to Schedule of Investments ETF Trustß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman China Equity ETF, Neuberger Berman Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Berman Core Equity ETF, Neuberger Berman Disrupters ETF, Neuberger Berman Global Real Estate ETF, Neuberger Berman Japan Equity ETF, Neuberger Berman Next Generation Connected Consumer ETF, Neuberger Berman Option Strategy ETF and Neuberger Berman Small-Mid Cap ETF (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
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Level 1 – unadjusted quoted prices in active markets for identical investments
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Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
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Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited)  (cont’d)

Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of November 30, 2024, the value of Commodity Strategy ETF's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$46,766,391	22.5%
Pursuant to a Plan of Liquidation approved by the Board, the Neuberger Berman Global Real Estate ETF was liquidated effective January 16, 2025.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF

Notes to Schedule of Investments ETF Trustß (Unaudited) (cont'd)
Legend

Other Abbreviations:
ADR	= American Depositary Receipt
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.
ßNotes to Consolidated Schedule of Investments for Commodity Strategy ETF